As filed with the Securities and Exchange Commission on May 21, 2013

Securities Act File No. 333-49374

Investment Company Act File No. 811-10201

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 25049

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 17

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 18

(Check appropriate box or boxes)

THE APPLETON FUNDS

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Floor 6

Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (617) 338-0700

James I. Ladge

Appleton Partners, Inc.

One Post Office Square, Floor 6

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

Copies to:

Tom Kelly, Esq.	Benjamin T. Doherty, Esq.
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C	JPMorgan Chase Bank, N.A.
One Financial Center	70 Fargo Street, Suite 3 East
Boston, Massachusetts 02110	Boston, Massachusetts 02210

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 21st day of May, 2013.

THE APPLETON FUNDS

By:	/s/ James I. Ladge
James I. Ladge
President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 21st day of May, 2013.

Signature	Title

/s/ James I. Ladge	President, Treasurer
James I. Ladge	and Trustee

/s/ Douglas C. Chamberlain	Trustee
Douglas C. Chamberlain

/s/ Jack W. Aber*	Trustee
Jack W. Aber

/s/ John M. Cornish*	Trustee
John M. Cornish

/s/ Grady B. Hedgespeth*	Trustee
Grady B. Hedgespeth

*	Pursuant to Power of Attorney filed in Post-Effective Amendment No. 16 on April 30, 2013

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase